UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21179

Name of Fund: BlackRock New York Municipal Income Quality Trust (BSE)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock New York Municipal Income Quality Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 08/31/2012

Date of reporting period: 11/30/2011

Item 1 – Schedule of Investments

Schedule of Investments November 30, 2011 (Unaudited)	BlackRock New York Municipal Income Quality Trust (BSE)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New York — 117.0%
Corporate — 3.7%
New York Liberty Development Corp., RB, Goldman Sachs Headquarters, 5.25%, 10/01/35	$1,660	$1,673,413
New York Liberty Development Corp., Refunding RB, 4 World Trade Center Project:
5.00%, 11/15/31	1,000	1,034,070
5.75%, 11/15/51	670	711,185
		3,418,668
County/City/Special District/School District — 12.7%
City of New York, New York, GO, Series A-1, 5.00%, 8/01/35	200	212,596
Erie County Industrial Development Agency, RB:
5.25%, 5/01/31	200	216,030
City School District of Buffalo Project, Series A (AGM), 5.75%, 5/01/25	1,000	1,102,900
Hudson Yards Infrastructure Corp., RB, Series A (NPFGC), 4.50%, 2/15/47	250	224,815
Monroe County Industrial Development Corp., RB, Series A, 5.00%, 7/01/31	500	525,235
New York City Industrial Development Agency, RB, PILOT:
CAB, Yankee Stadium (AGC), 6.57%, 3/01/39 (a)	1,000	214,460
Queens Baseball Stadium, (AGC), 6.38%, 1/01/39	150	159,687
Yankee Stadium, (NPFGC), 4.75%, 3/01/46	800	741,440
New York City Transitional Finance Authority, RB, Series S-2 (AGM), 5.00%, 1/15/37	850	877,854
New York City Transitional Finance Authority, Refunding RB, Future Tax Secured, Series B (AMBAC), 5.00%, 5/01/30	45	45,569
New York Convention Center Development Corp., RB, Hotel Unit Fee Secured (AMBAC), 5.00%, 11/15/44	5,175	5,209,931
New York State Dormitory Authority, Refunding RB, School Districts Financing Program, Series A (AGM), 5.00%, 10/01/35	1,000	1,041,630

Municipal Bonds	Par (000)	Value
New York (continued)
County/City/Special District/School District (concluded)
Saint Lawrence County Industrial Development Agency, RB, Clarkson University Project, 5.38%, 9/01/41	$175	$184,564
Tompkins County Industrial Development Agency, RB, Civic Facility Cornell University, Series 2008A, 5.00%, 7/01/37	1,000	1,053,450
		11,810,161
Education — 33.0%
City of Troy New York, Refunding RB, Rensselaer Polytechnic, Series A, 5.13%, 9/01/40	1,175	1,182,731
Herkimer County Industrial Development Agency New York, RB, College Foundation, Inc. Student Housing Project, 6.25%, 8/01/34	1,000	1,004,440
Madison County Industrial Development Agency New York, RB, Colgate University Project, Series A (AMBAC), 5.00%, 7/01/30	1,000	1,050,630
New York City Industrial Development Agency, RB, Lycee Francais de New York Project, Series A (ACA), 5.38%, 6/01/23	2,500	2,538,500
New York City Transitional Finance Authority, RB, Fiscal 2009, Series S-4 (AGC), 5.50%, 1/15/33	1,000	1,084,410
New York City Trust for Cultural Resources, Refunding RB, Museum of Modern Art, Series 1A, 5.00%, 4/01/31	700	745,780
New York State Dormitory Authority, LRB, State University Dormitory Facilities, Series A, 5.00%, 7/01/40	600	623,748
New York State Dormitory Authority, RB:
Brooklyn Law School, Series B (Syncora), 5.13%, 7/01/30	4,000	4,160,600
Convent of the Sacred Heart (AGM), 5.75%, 11/01/40	300	329,730
Cornell University, Series A, 5.00%, 7/01/40	250	266,698
FIT Student Housing Corp. (FGIC), 5.13%, 7/01/14 (b)	2,500	2,791,900

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

ACA	American Capital Access Corp.
AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
BHAC	Berkshire Hathaway Assurance Corp.
CAB	Capital Appreciation Bonds
CIFG	CDC IXIS Financial Guaranty
ERB	Education Revenue Bonds
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Administration
GO	General Obligation Bonds
LRB	Lease Revenue Bonds
MRB	Mortgage Revenue Bonds
NPFGC	National Public Finance Guarantee Corp.
PILOT	Payment in Lieu of Taxes
RB	Revenue Bonds
Syncora	Syncora Guarantee
VRDN	Variable Rate Demand Notes

BLACKROCK NEW YORK MUNICIPAL INCOME QUALITY TRUST	NOVEMBER 30, 2011	1

Schedule of Investments (continued)	BlackRock New York Municipal Income Quality Trust (BSE)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New York (continued)
Education (concluded)
New York State Dormitory Authority, RB (concluded):
Fordham University, Series A, 5.00%, 7/01/28	$500	$537,000
Mount Sinai School of Medicine at NYU (NPFGC), 5.00%, 7/01/35	2,500	2,548,675
The New School (AGM), 5.50%, 7/01/43	350	369,835
New York University, Series 2 (AMBAC), 5.00%, 7/01/41	4,000	4,000,280
New York University, Series C, 5.00%, 7/01/38	1,000	1,040,320
Saint Joachim & Anne Residence, 5.25%, 7/01/27	3,000	3,016,020
New York State Dormitory Authority, Refunding RB:
Rochester Institute of Technology, 5.00%, 7/01/40	550	570,575
Skidmore College, Series A, 5.00%, 7/01/27	135	146,441
Tompkins County Development Corp., RB, Ithaca College Project (AGM), 5.50%, 7/01/33	250	270,015
Trust for Cultural Resources, Refunding RB, American Museum of Natural History, Series A (NPFGC), 5.00%, 7/01/44	2,500	2,539,250
		30,817,578
Health — 17.1%
Dutchess County Industrial Development Agency, RB, Vassar Brothers Medical Center (AGC), 5.50%, 4/01/30	500	522,365
Monroe County Industrial Development Corp., RB, Unity Hospital of Rochester Project (FHA), 5.50%, 8/15/40	325	350,529
New York State Dormitory Authority, MRB:
Hospital, Lutheran Medical (NPFGC), 5.00%, 8/01/31	4,500	4,529,655
St. Barnabas, Series A (FHA), 5.00%, 2/01/31	3,000	3,014,520
New York State Dormitory Authority, RB:
Hudson Valley Hospital (BHAC), 5.00%, 8/15/36	1,250	1,296,362
North Shore - Long Island Jewish, Series A, 5.00%, 5/01/32	750	755,572
North Shore - Long Island Jewish, Series A, 5.25%, 5/01/34	1,840	1,890,839
North Shore - Long Island Jewish Health System, Series A, 5.50%, 5/01/37	350	360,283

Municipal Bonds	Par (000)	Value
New York (continued)
Health (concluded)
New York State Dormitory Authority, RB (concluded):
NYU Hospital Center, Series A, 5.00%, 7/01/36	$500	$482,160
NYU Hospital Center, Series A, 6.00%, 7/01/40	250	260,708
New York State Dormitory Authority, Refunding RB:
St. Luke’s Roosevelt Hospital (FHA), 4.90%, 8/15/31	500	504,520
Winthrop University Hospital Association, Series A (AMBAC), 5.25%, 7/01/31	2,000	2,000,580
		15,968,093
State — 11.9%
New York City Transitional Finance Authority, RB, Future Tax Secured Revenue, Sub-Series D-1, 5.00%, 11/01/38	2,475	2,615,679
New York State Dormitory Authority, ERB:
Series B, 5.75%, 3/15/36	600	675,084
Series C, 5.00%, 12/15/31	1,500	1,584,045
New York State Dormitory Authority, RB:
Mental Health Services Facilities Improvement, Series A (AGM), 5.00%, 2/15/22	1,000	1,117,450
School Districts Financing Program, Series D (NPFGC), 5.00%, 10/01/30	3,500	3,523,415
Onondaga Civic Development Corp., RB, Upstate Properties Development, Inc., 5.25%, 12/01/41	1,550	1,570,460
		11,086,133
Transportation — 28.9%
Hudson Yards Infrastructure Corp., RB:
(AGC), 5.00%, 2/15/47	1,250	1,250,475
Series A, 5.75%, 2/15/47	1,000	1,057,750
Series A (AGM), 5.00%, 2/15/47	750	750,285
Metropolitan Transportation Authority, RB, Series 2008C, 6.50%, 11/15/28	750	877,778
Metropolitan Transportation Authority, Refunding RB:
Series A (AGM), 5.00%, 11/15/30	5,000	5,069,550
Series A (AMBAC), 5.00%, 7/01/30	2,600	2,644,252
Series B, 5.00%, 11/15/34	540	567,464
New York State Thruway Authority, Refunding RB, Series H (AGM), 5.00%, 1/01/37	4,000	4,148,400
Triborough Bridge & Tunnel Authority, Refunding RB:
(NPFGC), 5.00%, 11/15/32	9,400	9,571,550

BLACKROCK NEW YORK MUNICIPAL INCOME QUALITY TRUST	NOVEMBER 30, 2011	2

Schedule of Investments (continued)	BlackRock New York Municipal Income Quality Trust (BSE)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New York (concluded)
Transportation (concluded)
Triborough Bridge & Tunnel Authority, Refunding RB (concluded):
Series C, 5.00%, 11-15-38	$1,000	$1,065,200
		27,002,704
Utilities — 9.7%
Albany Municipal Water Finance Authority, RB, Series A, 5.00%, 12/01/33	1,000	1,067,320
Long Island Power Authority, RB:
General, Series A (AGM), 5.00%, 5/01/36	500	521,735
General, Series C (CIFG), 5.25%, 9/01/29	1,000	1,113,080
Long Island Power Authority, Refunding RB (AGC):
General, Series A, 6.00%, 5/01/33	2,000	2,271,020
Series A, 5.75%, 4/01/39	1,690	1,867,281
New York City Municipal Water Finance Authority, RB, Series DD, 5.00%, 6/15/32	1,100	1,163,393
New York State Power Authority, RB, Series A, 5.00%, 11/15/38	1,000	1,070,430
		9,074,259
Total Municipal Bonds in New York		109,177,596
Puerto Rico — 14.6%
Education — 4.5%
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority, RB, University Plaza Project, Series A (NPFGC), 5.00%, 7/01/33	1,000	938,420
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority, Refunding RB, Polytechnic University Project, Series A (ACA), 5.00%, 8/01/32	3,800	3,245,025
		4,183,445
State — 3.9%
Commonwealth of Puerto Rico, GO, Refunding, Sub-Series C-7 (NPFGC), 6.00%, 7/01/27	1,000	1,056,630
Puerto Rico Public Buildings Authority, Refunding RB, Government Facilities, Series M-3 (NPFGC), 6.00%, 7/01/28	500	542,020
Puerto Rico Sales Tax Financing Corp., RB, First Sub-Series A:
5.75%, 8/01/37	1,000	1,058,960
(AGM), 5.00%, 8/01/40	500	506,660

Municipal Bonds	Par (000)	Value
Puerto Rico (concluded)
State (concluded)
Puerto Rico Sales Tax Financing Corp., Refunding RB, CAB, Series A (NPFGC) (a):
5.76%, 8/01/41	$1,500	$232,065
5.97%, 8/01/43	2,000	270,500
		3,666,835
Transportation — 3.7%
Puerto Rico Highway & Transportation Authority, RB, Series Y (AGM), 6.25%, 7/01/21	2,000	2,317,360
Puerto Rico Highway & Transportation Authority, Refunding RB, Series CC (AGM), 5.50%, 7/01/29	1,000	1,086,190
		3,403,550
Utilities — 2.5%
Puerto Rico Electric Power Authority, Refunding RB, Series VV (NPFGC):
5.25%, 7/01/29	250	263,250
5.25%, 7/01/30	2,000	2,072,280
		2,335,530
Total Municipal Bonds in Puerto Rico		13,589,360
Total Municipal Bonds – 131.6%		122,766,956

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (c)
New York — 18.8%
County/City/Special District/School District — 8.0%
City of New York, New York, GO, Sub-Series C-3 (AGC), 5.75%, 8/15/28	1,000	1,143,560
Sales Tax Asset Receivable Corp., RB, Series A (AMBAC), 5.00%, 10/15/32	5,997	6,357,900
		7,501,460
Education — 5.1%
New York State Dormitory Authority, RB:
New York University, Series A (AMBAC), 5.00%, 7/01/37	2,499	2,596,165
State University Dormitory Facilities, Series A, 5.00%, 7/01/35	1,999	2,109,674
		4,705,839
Transportation — 2.0%
Hudson Yards Infrastructure Corp., RB, Series A, 5.75%, 2/15/47	1,800	1,903,789
Utilities — 3.7%
New York City Municipal Water Finance Authority, RB:
Fiscal 2009, Series A, 5.75%, 6/15/40	495	555,181
Second General Resolution, Series HH, 5.00%, 6/15/32	2,249	2,412,764

BLACKROCK NEW YORK MUNICIPAL INCOME QUALITY TRUST	NOVEMBER 30, 2011	3

Schedule of Investments (continued)	BlackRock New York Municipal Income Quality Trust (BSE)
(Percentages shown are based on Net Assets)

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (c)	Par (000)	Value
New York (concluded)
Utilities (concluded)
New York City Municipal Water Finance Authority, RB (concluded):
Series FF-2, 5.50%, 6/15/40	$405	$444,096
		3,412,041
Total Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts – 18.8%		17,523,129
Total Long-Term Investments (Cost – $136,123,597) – 150.4%		140,290,085

Short-Term Securities
New York – 0.0%
City of New York New York, GO, Refunding, VRDN, Sub-Series H-3 (AGM Insurance, State Street Bank & Co. SBPA), 0.07%, 12/01/11 (d)	50	50,000

	Shares
Money Market Funds – 0.6%
BIF New York Municipal Money Fund, 0.00% (e)(f)	484,652	484,652
Total Short-Term Securities (Cost – $534,652) – 0.6%		534,652
Total Investments (Cost - $136,658,249*) – 151.0%		140,824,737
Other Assets Less Liabilities – 2.9%		2,709,726
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable – (10.4)%		(9,744,917)
AMPS, at Redemption Value – (43.5)%		(40,501,657)
Net Assets Applicable to Common Shares – 100.0%		$93,287,889

*	The cost and unrealized appreciation (depreciation) of investments as of November 30, 2011, as computed for federal income tax purposes, were as follows:

Aggregate cost	$126,971,413
Gross unrealized appreciation	$4,820,734
Gross unrealized depreciation	(710,850)
Net unrealized appreciation	$4,109,884

(a)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(b)	US government securities, held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.

(c)	Securities represent bonds transferred to a TOB in exchange for which the Trust acquired residual interest certificates. These securities serve as collateral in a financing transaction.

(d)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

(e)	Investments in companies considered to be an affiliate of the Trust during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at August 31, 2011	Net Activity	Shares Held at November 30, 2011	Income

BIF New York Municipal Money Fund	3,251,673	(2,767,021)	484,652	$9

(f)	Represents the current yield as of report date.

•

For Trust compliance purposes, the Trust’s sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Trust management. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

•

Fair Value Measurements - Various inputs are used in determining the fair value of investments. These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

	•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The categorization of a value determined for investments is based on the pricing transparency of the investment and does not necessarily correspond to the Trust’s perceived risk of investing in those securities. For information about the Trust’s policy regarding valuation of investments and other significant accounting policies, please refer to the Trust’s most recent financial statements as contained in its annual report.

BLACKROCK NEW YORK MUNICIPAL INCOME QUALITY TRUST	NOVEMBER 30, 2011	4

Schedule of Investments (concluded)	BlackRock New York Municipal Income Quality Trust (BSE)

The following table summarizes the inputs used as of November 30, 2011 in determining the fair valuation of the Trust’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	—	$140,290,085	—	$140,290,085
Short-Term Securities	$484,652	50,000	—	534,652
Total	$484,652	$140,340,085	—	$140,824,737

          1           See above Schedule of Investments for values in each sector.

BLACKROCK NEW YORK MUNICIPAL INCOME QUALITY TRUST	NOVEMBER 30, 2011	5

Item 2 –	Controls and Procedures

2(a) –

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock New York Municipal Income Quality Trust

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock New York Municipal Income Quality Trust

Date: January 23, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock New York Municipal Income Quality Trust

Date: January 23, 2012

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock New York Municipal Income Quality Trust

Date: January 23, 2012